Schedule of Investments (unaudited)	iShares® Global Industrials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Brambles Ltd.	87,201	$715,101
Qantas Airways Ltd.(a)	119,193	482,458
Transurban Group	191,931	1,688,581
		2,886,140
Brazil — 0.4%
CCR SA	67,981	139,502
Localiza Rent a Car SA	46,762	464,335
WEG SA	92,527	672,142
		1,275,979
Canada — 3.9%
CAE Inc.(a)	19,392	375,093
Canadian National Railway Co.	38,081	4,523,595
Canadian Pacific Railway Ltd.	58,033	4,326,759
Thomson Reuters Corp.	9,817	1,119,892
Waste Connections Inc.	16,048	2,127,249
		12,472,588
Denmark — 1.5%
AP Moller - Maersk A/S, Class A	185	407,714
AP Moller - Maersk A/S, Class B, NVS	346	774,557
DSV A/S	11,917	1,884,520
Vestas Wind Systems A/S	63,009	1,838,013
		4,904,804
Finland — 0.6%
Kone OYJ, Class B	25,083	1,298,591
Metso Outotec OYJ	44,060	453,706
Wartsila OYJ Abp	30,948	260,955
		2,013,252
France — 7.0%
Airbus SE	38,360	4,561,096
Alstom SA	19,539	478,053
Bouygues SA	12,949	388,363
Bureau Veritas SA	18,360	483,859
Cie. de Saint-Gobain	32,176	1,574,076
Eiffage SA	4,861	478,148
Getlink SE	24,743	396,213
Legrand SA	16,648	1,334,865
Safran SA	21,859	2,737,923
Schneider Electric SE	35,633	5,004,105
Teleperformance	3,714	887,888
Thales SA	6,585	841,357
Vinci SA	33,580	3,347,485
		22,513,431
Germany — 3.8%
Brenntag SE	9,540	608,412
Daimler Truck Holding AG(a)	32,456	997,753
Deutsche Post AG, Registered	61,848	2,314,762
GEA Group AG	10,167	413,467
MTU Aero Engines AG	3,348	720,272
Rheinmetall AG	2,718	541,089
Siemens AG, Registered	46,671	6,433,653
		12,029,408
Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	168,020	1,006,582
Techtronic Industries Co. Ltd.	115,000	1,277,286
		2,283,868

Security	Shares	Value

Ireland — 0.3%
Kingspan Group PLC	9,634	$521,622
Ryanair Holdings PLC, ADR(a)(b)	6,229	465,680
		987,302
Italy — 0.2%
Prysmian SpA	16,525	613,995

Japan — 14.0%
AGC Inc.	14,000	464,600
ANA Holdings Inc.(a)	30,000	635,338
Central Japan Railway Co.	12,800	1,571,578
Dai Nippon Printing Co. Ltd.	16,500	331,478
Daifuku Co. Ltd.	7,900	368,252
Daikin Industries Ltd.	18,400	2,791,528
East Japan Railway Co.	23,700	1,349,903
FANUC Corp.	12,000	1,795,758
Hankyu Hanshin Holdings Inc.	15,300	453,302
Hitachi Ltd.	60,500	3,044,135
ITOCHU Corp.	92,000	2,886,293
Japan Airlines Co. Ltd.(a)	27,500	560,111
Kajima Corp.	30,100	350,283
Kintetsu Group Holdings Co. Ltd.	12,000	396,195
Komatsu Ltd.	60,800	1,314,138
Kubota Corp.	70,900	968,596
Makita Corp.	17,700	412,325
Marubeni Corp.	106,600	1,221,204
Mitsubishi Corp.	91,700	2,977,020
Mitsubishi Electric Corp.	133,700	1,324,825
Mitsubishi Heavy Industries Ltd.	21,300	841,702
Mitsui & Co. Ltd.	99,400	2,895,095
Nidec Corp.(b)	33,000	1,698,152
Nippon Yusen KK	32,000	754,581
Obayashi Corp.	44,600	336,890
Odakyu Electric Railway Co. Ltd.	21,200	274,549
Recruit Holdings Co. Ltd.	105,900	3,314,879
Secom Co. Ltd.	13,500	770,281
SG Holdings Co. Ltd.	30,000	415,970
SMC Corp.	3,900	1,628,458
Sumitomo Corp.	78,200	1,299,926
Taisei Corp.	12,900	415,963
Tokyu Corp.	38,400	483,608
Toppan Inc.	22,100	326,361
Toshiba Corp.	27,000	938,231
TOTO Ltd.	10,200	345,979
Toyota Industries Corp.	12,800	695,368
Toyota Tsusho Corp.	14,900	548,087
West Japan Railway Co.	15,400	668,657
Yamato Holdings Co. Ltd.	20,500	324,848
Yaskawa Electric Corp.	16,700	532,820
		44,727,267
Netherlands — 0.8%
IMCD NV	3,513	502,505
Randstad NV	7,840	479,042
Wolters Kluwer NV	16,264	1,701,787
		2,683,334
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	14,147	404,796
Aena SME SA(a)(c)	4,524	567,121
Ferrovial SA	30,829	807,187
		1,779,104

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 3.3%
Alfa Laval AB	18,145	$524,887
Assa Abloy AB, Class B	61,878	1,330,949
Atlas Copco AB, Class A	159,212	1,886,407
Atlas Copco AB, Class B	96,925	1,034,156
Epiroc AB, Class A	38,640	703,600
Epiroc AB, Class B	24,215	389,551
Nibe Industrier AB, Class B	96,114	897,106
Sandvik AB	67,767	1,224,657
Skanska AB, Class B	24,685	391,319
SKF AB, Class B	24,060	367,481
Volvo AB, Class B	99,377	1,795,106
		10,545,219
Switzerland — 2.5%
ABB Ltd., Registered	106,651	3,250,456
Adecco Group AG, Registered	10,233	336,613
Geberit AG, Registered	2,227	1,051,323
Kuehne + Nagel International AG, Registered	3,568	829,498
Schindler Holding AG, Participation Certificates, NVS	2,500	470,206
Schindler Holding AG, Registered	1,348	243,114
SGS SA, Registered	378	880,490
Siemens Energy AG(a)	25,404	476,989
VAT Group AG(c)	1,686	462,836
		8,001,525
United Kingdom — 4.8%
Ashtead Group PLC	28,102	1,596,327
BAE Systems PLC	201,320	2,079,314
Bunzl PLC	21,072	701,068
CNH Industrial NV	61,866	992,454
DCC PLC	6,360	312,733
Experian PLC	60,050	2,033,793
IMI PLC	17,275	269,798
Intertek Group PLC	10,066	489,733
Melrose Industries PLC	251,142	404,616
RELX PLC	123,689	3,419,757
Rentokil Initial PLC	157,087	965,105
Rolls-Royce Holdings PLC(a)	521,264	582,239
Smiths Group PLC	23,160	444,488
Spirax-Sarco Engineering PLC	4,561	582,579
Weir Group PLC (The)	16,287	327,604
		15,201,608
United States — 54.3%
3M Co.	34,488	4,135,801
A O Smith Corp.	8,085	462,785
Alaska Air Group Inc.(a)	7,844	336,821
Allegion PLC	5,400	568,404
American Airlines Group Inc.(a)	40,172	510,988
AMETEK Inc.	14,330	2,002,188
Boeing Co. (The)(a)	34,955	6,658,578
Carrier Global Corp.	52,170	2,152,012
Caterpillar Inc.	32,470	7,778,513
CH Robinson Worldwide Inc.	7,626	698,237
Cintas Corp.	5,386	2,432,425
Copart Inc.(a)	26,500	1,613,585
CoStar Group Inc.(a)	25,376	1,961,057
CSX Corp.	131,176	4,063,832
Cummins Inc.	8,814	2,135,544
Deere & Co.	17,193	7,371,671
Delta Air Lines Inc.(a)	39,700	1,304,542
Dover Corp.	8,934	1,209,753
Security	Shares	Value

United States (continued)
Eaton Corp. PLC	24,814	$3,894,557
Emerson Electric Co.	36,894	3,544,038
Equifax Inc.(b)	7,661	1,488,992
Expeditors International of Washington Inc.	10,072	1,046,682
Fastenal Co.	35,651	1,687,005
FedEx Corp.	14,938	2,587,262
Fortive Corp.	21,897	1,406,882
Generac Holdings Inc.(a)	3,930	395,594
General Dynamics Corp.	14,047	3,485,201
General Electric Co.	68,175	5,712,383
Honeywell International Inc.	41,948	8,989,456
Howmet Aerospace Inc.	22,759	896,932
Huntington Ingalls Industries Inc.	2,468	569,318
IDEX Corp.	4,690	1,070,868
Illinois Tool Works Inc.	17,417	3,836,965
Ingersoll Rand Inc.	25,325	1,323,231
Jacobs Solutions Inc., NVS	7,888	947,112
JB Hunt Transport Services Inc.	5,202	907,021
Johnson Controls International PLC	42,970	2,750,080
L3Harris Technologies Inc.	11,904	2,478,532
Leidos Holdings Inc.	8,566	901,058
Lockheed Martin Corp.	14,587	7,096,430
Masco Corp.	14,211	663,227
Nordson Corp.	3,341	794,223
Norfolk Southern Corp.	14,519	3,577,772
Northrop Grumman Corp.	9,027	4,925,221
Old Dominion Freight Line Inc.	5,650	1,603,357
Otis Worldwide Corp.	25,867	2,025,645
PACCAR Inc.	21,699	2,147,550
Parker-Hannifin Corp.	8,012	2,331,492
Pentair PLC	10,320	464,194
Quanta Services Inc.	8,881	1,265,543
Raytheon Technologies Corp.	91,722	9,256,584
Republic Services Inc.	12,816	1,653,136
Robert Half International Inc.	6,744	497,910
Rockwell Automation Inc.	7,166	1,845,747
Rollins Inc.	14,489	529,428
Snap-on Inc.	3,301	754,245
Southwest Airlines Co.(a)	36,787	1,238,618
Stanley Black & Decker Inc.	9,098	683,442
Textron Inc.	13,012	921,250
Trane Technologies PLC	14,358	2,413,436
TransDigm Group Inc.	3,224	2,029,992
Union Pacific Corp.	38,360	7,943,205
United Airlines Holdings Inc.(a)	20,499	772,812
United Parcel Service Inc., Class B	45,537	7,916,152
United Rentals Inc.(a)	4,306	1,530,439
Verisk Analytics Inc.	9,758	1,721,506
Waste Management Inc.	23,244	3,646,519
Westinghouse Air Brake Technologies Corp.	11,242	1,122,064
WW Grainger Inc.	2,815	1,565,844
Xylem Inc./NY	11,187	1,236,947
		173,489,835

Total Common Stocks — 99.6%
(Cost: $356,102,824)		318,408,659

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/07/23)(a)	204	$416

Total Rights — 0.0%
(Cost: $—)		416

Total Long-Term Investments — 99.6%
(Cost: $356,102,824)		318,409,075

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	2,689,093	2,689,900
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	500,000	500,000

Total Short-Term Securities — 1.0%
(Cost: $3,189,900)		3,189,900

Total Investments — 100.6%
(Cost: $359,292,724)		321,598,975

Liabilities in Excess of Other Assets — (0.6)%		(1,776,626)

Net Assets — 100.0%		$319,822,349

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,815,249	$—		$(129,157	)(a)	$4,269	$(461)	$2,689,900	2,689,093	$12,000	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	190,000	(a)	—		—	—	500,000	500,000	9,625		—
						$4,269	$(461)	$3,189,900		$21,625		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	03/09/23	$143	$(5,838)
Euro STOXX 50 Index	7	03/17/23	283	(11,304)
XAI Industrial Index	9	03/17/23	897	(12,801)
				$(29,943)

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$186,428,103	$131,980,556	$—	$318,408,659
Rights	416	—	—	416
Money Market Funds	3,189,900	—	—	3,189,900
	$189,618,419	$131,980,556	$—	$321,598,975
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,801)	$(17,142)	$—	$(29,943)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4